Leases - Schedule of Amounts Relating to Leases were Presented on the Unaudited Condensed Balance Sheets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Text Block Abstract
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Operating Lease, Right-of-Use Asset	Operating Lease, Right-of-Use Asset	Operating Lease, Right-of-Use Asset
Operating Lease, Right-of-Use Asset	$ 1,748,589	$ 1,879,729	$ 1,616,198
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Operating Lease, Liability, Current	Operating Lease, Liability, Current	Operating Lease, Liability, Current
Operating Lease, Liability, Current	$ 166,945	$ 183,981	$ 141,691
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Operating Lease, Liability, Noncurrent	Operating Lease, Liability, Noncurrent	Operating Lease, Liability, Noncurrent
Operating Lease, Liability, Noncurrent	$ 1,857,960	$ 1,943,487	$ 1,514,044
Operating Lease, Liability	$ 2,024,905	$ 2,127,468	$ 1,655,735